Service Class Prospectus | MFS® Inflation-Adjusted Bond Portfolio
MFS® Inflation-Adjusted Bond Portfolio Summary of Key Information
Investment Objective
The fund’s investment objective is to seek total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you hold shares of the fund. Expenses have been adjusted to reflect the exclusion of a one-time reimbursement of expenses by the fund’s custodian (or former custodian) for a billing error. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Service Class Prospectus MFS® Inflation-Adjusted Bond Portfolio Service Class
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.81%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Service Class Prospectus | MFS® Inflation-Adjusted Bond Portfolio | Service Class | USD ($)	83	259	450	1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics.

MFS currently intends to focus the fund’s investments in inflation-adjusted debt instruments issued by U.S. and foreign governments. MFS may also invest the fund’s assets in inflation-adjusted debt instruments of other issuers, other instruments with similar economic characteristics to these instruments, including derivatives, and non-inflation-adjusted debt instruments.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

MFS invests the fund’s assets in U.S. and foreign securities.

MFS may invest a significant percentage of the fund’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, and swaps.

MFS allocates the fund’s assets across countries, maturities, and types of debt instruments based on its evaluation of U.S. and foreign macroeconomic factors, including interest rates, inflation rates, and monetary and fiscal policies.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Government securities not supported as to the payment of principal or interest by the full faith and credit of the government are subject to greater credit risk than are government securities supported by the full faith and credit of the government.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Geographic Focus Risk: Issuers in a single country, a small number of countries, or a particular geographic region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the countries or regions to which the fund is exposed.

Non-Diversification Risk:  Because MFS may invest a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of diversified funds.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance prior to December 8, 2012, reflects time periods when another adviser or subadvisor was responsible for selecting investments for the fund under a different investment objective and different investment strategies. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling 1-877-411-3325. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, they would reduce the returns shown.

Service Class Bar Chart.

The total return for the three-month period ended March 31, 2017, was 1.31%. During the period(s) shown in the bar chart, the highest quarterly return was 4.24% (for the calendar quarter ended March 31, 2016) and the lowest quarterly return was (6.14)% (for the calendar quarter ended June 30, 2013).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2016)
Average Annual Returns - Service Class Prospectus - MFS® Inflation-Adjusted Bond Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Service Class	Service Class Shares	2.38%	0.41%	3.07%	Oct. 01, 2008
Bloomberg Barclays World Government Inflation-Linked Bond Index	Index Comparison (Reflects no deduction for fees, expenses, or taxes) Bloomberg Barclays World Government Inflation-Linked Bond Index	4.02%	0.98%	3.09%	Oct. 01, 2008